RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Cash obligations (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	$ 621	$ 452
Due to related parties	464	649
Other long-term liabilities – concession payments	615	636
Lease liabilities	338	346
Non-recourse borrowings	12,847	14,397
Gross of Unamortized Financing Fees and Accumulated Amortization
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	621	452
Financial instrument liabilities	848	770
Due to related parties	464	649
Lease liabilities	364	371
Non-recourse borrowings	13,780	13,546
Interest payable	5,885	4,249
Total	21,989	20,057
Gross of Unamortized Financing Fees and Accumulated Amortization | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities – concession payments	27	20
Gross of Unamortized Financing Fees and Accumulated Amortization | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	621	452
Financial instrument liabilities	270	247
Due to related parties	464	649
Lease liabilities	26	25
Non-recourse borrowings	1,299	1,452
Interest payable	813	587
Total	3,494	3,413
Gross of Unamortized Financing Fees and Accumulated Amortization | Less than 1 year | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities – concession payments	1	1
Gross of Unamortized Financing Fees and Accumulated Amortization | 2-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0	0
Financial instrument liabilities	403	355
Due to related parties	0	0
Lease liabilities	60	94
Non-recourse borrowings	4,122	4,395
Interest payable	2,711	1,888
Total	7,302	6,738
Gross of Unamortized Financing Fees and Accumulated Amortization | 2-5 years | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities – concession payments	6	6
Gross of Unamortized Financing Fees and Accumulated Amortization | > 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable and accrued liabilities	0	0
Financial instrument liabilities	175	168
Due to related parties	0	0
Lease liabilities	278	252
Non-recourse borrowings	8,359	7,699
Interest payable	2,361	1,774
Total	11,193	9,906
Gross of Unamortized Financing Fees and Accumulated Amortization | > 5 years | Concession Payments
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other long-term liabilities – concession payments	$ 20	$ 13